Credit substitutes	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Credit substitutes
8. Credit substitutes
Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair value of credit substitutes by type of instrument as of March 31, 2025 and March 31, 2026 were as follows:

	As of March 31,
	2025				2026
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	160,975.7	Rs.	161,147.8	Rs.	273,510.3	Rs.	272,979.5
Preference shares		332.8		31.8		181.1		43.6

Total	Rs.	161,308.5	Rs.	161,179.6	Rs.	273,691.4	Rs.	273,023.1

					US$	2,916.9	US$	2,909.8

The fair value of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for non-performing
credit substitutes is as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Performing	Rs.	161,179.6	Rs.	273,023.1	US$	2,909.8
Non-performing—gross balance		—		—		—
Less: Non-performing losses		—		—		—

Non-performing credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	161,179.6	Rs.	273,023.1	US$	2,909.8

As of March 31,
	2025		2026		2026
(In millions)
Gross non-performing credit substitutes	Rs .	—	Rs .	—	US$	—
Gross non-performing credit substitutes by industry	Rs.	—	Rs.	—	US$	—
Average non-performing credit substitutes	Rs.	—	Rs.	—	US$	—
Interest income recognized on non-performing credit substitutes	Rs.	—	Rs.	—	US$	—
As of March 31, 2026, the Bank has no additional funds committed to borrowers whose credit substitutes were non-performing.